Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Deferred tax liability	$ 200,000	$ 200,000
Deferred tax asset			$ 500,000
Effective tax rate, percentage		0.20%	0.70%	0.50%
Unrecognized tax benefits	0	$ 0	$ 0
ExplorerPipelineCompanyDcpSandHillsPipelineLlcDcpSouthernHillsPipelineLlc [Member] | Phillips 66 [Member] | General Partner [Member]
Income Taxes
Deferred tax liability recorded in equity account	$ 700,000